CAPITAL MANAGEMENT - Information monitored to manage capital (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of objectives, policies and processes for managing capital [line items]
Net debt to EBITDA		310.00%	300.00%
Debt Covenant Ratio [abstract]
Interest coverage ratio	[1],[2]	500.00%	600.00%
Debt-to-capital ratio	[2],[3]	45.00%	44.00%
Retail measures [abstract]
Average non-cash working capital to sales		17.00%	17.00%
Average non-cash working capital to sales target		16.00%
Return on operating capital employed	[4]	19.00%	18.00%
Return on capital employed	[5]	11.00%	10.00%
Components of ratios [abstract]
EBITDA		$ 1,546	$ 1,583
Net debt [abstract]
Short-term debt		867	604
Long-term debt, including current portion		4,408	4,508
Cash and cash equivalents		(466)	(412)	$ (515)
Net debt		4,809	4,700
Adjusted total debt [abstract]
Guarantees and letters of credit (specified in credit facility agreements)		286	242
Adjusted total debt		$ 5,095	$ 4,942
Greater than or equal to [member]
Debt Covenant Ratio [abstract]
Interest coverage ratio target		250.00%
Less than or equal to [member]
Debt Covenant Ratio [abstract]
Debt-to-capital ratio target		65.00%

[1]	EBITDA d ivided by finance costs , which includes finance costs related to long-term debt plus other finance costs
[2]

Our revolving credit facilities and trade receivable securitization program require that we maintain these ratios as well as other non-financial covenants. We were in compliance with all covenants at December 31, 2017 .

[3]	Adjusted total debt divided by the sum of adjusted total debt and total equity
[4]

Last 12 months’ net earnings before finance costs, income taxes and earnings from disconti nued operations (EBIT) less income taxes at a tax rate of 28 percent ( 2016 – 28 percent) divided by rolling four quarter average operating capital employed. Operating capital employed includes non-cash workin g capital, property, plant and equipment, investments in associates and joint ventures, and other assets.

[5]

Last 12 months’ EBIT less income taxes at a tax rate of 28 percent ( 2016 – 28 percent) divided by roll ing four quarter average capital employed. Capital employed includes operating capital employed, intangibles and goodwill.